VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY

4. VARIABLE INTEREST ENTITY

The Company was the primary beneficiary of iASPEC, pursuant to the Amended and Restated MSA. iASPEC was qualified as a variable interest entity of the Company and was subject to consolidation. Accordingly, the assets and liabilities and revenues and expenses of iASPEC have been included in the accompanying consolidated financial statements. In 2021, Taoping New Media Co., Ltd and its subsidiary, Shenzhen Taoping Education Technology Co., Ltd. and Wuhu Taoping Education Technology Co., Ltd. were newly added VIE subsidiaries or joint ventures. In the opinion of management, (i) the ownership structure of the Company, and the VIEs were in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder were valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations were in compliance with existing PRC laws and regulations in all material respects. In July 2021, PRC government agencies jointly proposed revisions to laws and regulations to strengthen approval and supervision of VIE corporate structure. Since the proposed new regulatory requirements for VIE has not yet been finalized, the Company is unable to estimate the impact to its corporate structure, business operations, and consolidated financial performance.

For the years ended December 31, 2021, 2020 and 2019, net loss of $-0-, $636,433, and $11,929, respectively, have been attributed to non-controlling interest in the consolidated statements of operations of the Company.

Government licenses, permits and certificates represent substantially all of the unrecognized revenue-producing assets held by the VIE and its subsidiaries. Recognized revenue-producing assets held by the VIEs consist of property, equipment and software.

On September 18, 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC. Upon closing of the equity transfer, the Company’s existing variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. As a result, all assets and liabilities of the VIE were incorporated into the Company’s balance sheet as of December 31, 2021.

The VIE’s assets and liabilities were as follows as of December 31, 2020:

December 31, 2020
Total current assets	$9,261,921
Other assets, non-current	4,302,000
Non-current accounts receivable, net	2,101,276
Property, plant and software	3,713,860
Total assets	19,379,057
Intercompany payable to the WFOE	20,449,508
Total current liabilities	41,717,595
Total liabilities	41,717,595
Total equity	$(22,338,538)

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS